SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Summary of the option activities

The following table sets forth the share options activities for the years ended December 31, 2020, 2021 and 2022:

			Weighted–	Weighted–	Weighted–
		Weighted–	Average	Average	Average
		Average	Grant	Grant	Remaining	Aggregate
	Number of	Exercise	Date	Date	Contractual	Intrinsic
	Options	Price	Fair Value	Fair Value	Term	Value
		US$ per	US$ per	RMB per
		option	option	option	Years	RMB
Outstanding at January 1, 2020	2,757,124	0.55	0.28	1.93	8.67	7,728
Granted	5,198,298	1.65	0.56	3.92	—	—
Forfeited	(545,823)	0.71	0.37	2.56	—	—
Outstanding at January 1, 2021	7,409,599	1.32	0.47	3.28	8.89	112,024
Granted	6,503,323	1.82	1.74	11.22	—	—
Forfeited	(280,222)	1.47	0.95	6.31	—	—
Exercised	(530,110)	0.51	0.28	1.89	—	—
Outstanding at January 1, 2022	13,102,590	1.60	1.10	7.21	8.86	12,335
Granted	4,314,826	0.69	0.38	2.52	—	—
Forfeited	(1,384,672)	1.45	1.14	7.52	—	—
Exercised	(164,815)	0.30	0.22	1.47	—	—
Expired	(705,383)	1.20	0.84	5.66	—	—
Outstanding at December 31, 2022	15,162,546	1.39	0.91	5.98	8.14	1,290
Vested and expected to vest at December 31, 2022	15,162,546	1.39	0.91	5.98	8.14	1,290
Exercisable at December 31, 2022	6,555,655	1.06	0.79	5.24	7.68	1,290

Summary of the assumptions used to estimate the fair value of the share options

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
Risk-free interest rate	1.6%-2.1%	1.1%-1.8%	1.8%-3.7%
Dividend yield	0%	0%	0%
Expected volatility range	54.9%-58.1%	52.2%-56.4%	55.6%-57.0%
Exercise multiple	2.20-2.80	2.20-2.80	2.20-2.80
Contractual life	10 years	10 years	10 years

Options
SHARE-BASED COMPENSATION
Summary of share-based compensation expenses

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Research and development expenses	15,670	10,581	1,534
Administrative expenses	20,334	11,166	1,619
Total	36,004	21,747	3,153

Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Summary of share-based compensation expenses

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Research and development expenses	4,052	644	93
Administrative expenses	20,328	1,711	248
Total	24,380	2,355	341